Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Increase In Net Assets (Detail) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets before Plan transfers per the financial statements	$ 100,071,192	$ 81,138,503
Beginning of year	(2,212,208)	2,373,036
End of year	0	(2,212,208)
Net Income per the Form 5500	$ 102,283,400	$ 81,299,331